RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus for Market Vectors Emerging Markets Aggregate Bond ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 10, 2013 (Accession No. 0000930413-13-005727), which is incorporated herein by reference.